ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES	12 Months Ended
Dec. 31, 2015
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

4. ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

The Company made provision for doubtful debts in the aggregate amount of $3,658,491, $5,710,167 and $117,520 during the year ended December 31, 2013, 2014 and 2015, respectively.

Analysis of allowances for accounts receivable is as follows:

	At December 31,
	2013	2014	2015
Beginning of the year	$1,821,755	$4,869,942	$7,638,434
Allowances made during the year	8,354,950	9,526,878	2,516,554
Reversals made during the year	(4,895,549)	(4,090,855)	(2,943,154)
Write off	(485,807)	(2,371,420)	(1,847,631)
Foreign exchange effect	74,593	(296,111)	(211,737)

Closing balance	$4,869,942	$7,638,434	$5,152,466

Analysis of allowances for other receivables is as follows:

	At December 31,
	2013	2014	2015
Beginning of the year	$8,695,727	$8,904,534	$9,130,804
Allowances (reversal) made during the year	203,101	234,898	(226,533)
Foreign exchange effect	5,706	(8,628)	(21,712)

Closing balance	$8,904,534	$9,130,804	$8,882,559

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31,
	2013	2014	2015
Beginning of the year	$1,275,355	$1,306,139	$1,286,046
Allowances (reversal) made during the year	(6,640)	12,983	769,367
Foreign exchange effect	37,424	(33,076)	(95,084)

Closing balance	$1,306,139	$1,286,046	$1,960,329

Analysis of allowances for advances to suppliers is as follows:

	At December 31,
	2013	2014	2015
Beginning of the year	$4,424,649	$4,442,627	$4,459,487
Allowances made during the year	2,629	26,263	1,286
Write-off	-	-	(49)
Foreign exchange effect	15,349	(9,403)	(19,263)

Closing balance	$4,442,627	$4,459,487	$4,441,461